Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 6.8%
30,972	(1)	Afterpay Ltd.	$2,690,699	0.1
88,744		AGL Energy Ltd.	366,485	0.0
34,013		Ampol Ltd.	678,815	0.0
168,405		APA Group - Stapled Security	1,048,962	0.0
82,025		Aristocrat Leisure Ltd.	2,727,871	0.1
27,632		ASX Ltd.	1,595,356	0.1
262,348		Aurizon Holdings Ltd.	710,292	0.0
271,273		AusNet Services Ltd.	491,022	0.0
405,564		Australia & New Zealand Banking Group Ltd.	8,144,770	0.3
874,585	(1),(2)	BGP Holdings PLC	–	–
419,861		BHP Group Ltd.	11,213,603	0.5
301,026		BHP Group PLC	7,584,152	0.3
71,904		BlueScope Steel Ltd.	1,041,861	0.0
205,975		Brambles Ltd.	1,583,838	0.1
9,383		Cochlear Ltd.	1,468,090	0.1
190,390		Coles Group Ltd.	2,312,668	0.1
252,855		Commonwealth Bank of Australia	18,764,480	0.8
77,375		Computershare Ltd.	1,000,541	0.0
52,965	(1)	Crown Resorts Ltd.	362,564	0.0
64,867		CSL Ltd.	13,552,760	0.6
153,296		Dexus	1,179,858	0.1
8,645		Domino's Pizza Enterprises Ltd.	988,802	0.0
191,166		Endeavour Group Ltd./Australia	956,614	0.0
258,662		Evolution Mining Ltd.	654,032	0.0
241,701		Fortescue Metals Group Ltd.	2,574,606	0.1
237,008		Goodman Group	3,646,866	0.2
273,893		GPT Group	986,537	0.0
351,841		Insurance Australia Group Ltd.	1,228,726	0.1
98,019		Lendlease Corp., Ltd. - Stapled Security	753,618	0.0
48,991		Macquarie Group Ltd.	6,329,463	0.3
19,674	(3)	Magellan Financial Group Ltd.	493,833	0.0
392,208		Medibank Pvt Ltd.	1,001,394	0.0
560,688		Mirvac Group	1,189,369	0.1
470,149		National Australia Bank Ltd.	9,271,833	0.4
116,546		Newcrest Mining Ltd.	1,932,070	0.1
157,754		Northern Star Resources Ltd.	966,189	0.0
281,119		Oil Search Ltd.	874,835	0.0
57,803		Orica Ltd.	564,584	0.0
250,821		Origin Energy Ltd.	841,506	0.0
131,204	(1)	Qantas Airways Ltd.	529,148	0.0
210,548		QBE Insurance Group Ltd.	1,734,538	0.1
26,134		Ramsay Health Care Ltd.	1,295,115	0.1
7,543		REA Group Ltd.	849,575	0.0
41,490		Reece Ltd.	559,561	0.0
52,908		Rio Tinto Ltd.	3,766,579	0.2
267,582		Santos Ltd.	1,370,565	0.1
740,816		Scentre Group	1,576,728	0.1
47,763		Seek Ltd.	1,049,987	0.0
64,791		Sonic Healthcare Ltd.	1,872,410	0.1
672,559		South32 Ltd. - AUD	1,668,981	0.1
339,647		Stockland	1,077,081	0.0
182,779		Suncorp Group Ltd.	1,625,272	0.1
188,318	(1)	Sydney Airport - Stapled Security	1,105,962	0.1
316,450		TABCORP Holdings Ltd.	1,099,535	0.0
594,130		Telstra Corp., Ltd.	1,664,813	0.1
390,792		Transurban Group - Stapled Security	3,938,594	0.2
102,688		Treasury Wine Estates Ltd.	905,502	0.0
550,277		Vicinity Centres	650,557	0.0
30,840	(3)	Washington H Soul Pattinson & Co. Ltd.	857,077	0.0
161,602		Wesfarmers Ltd.	6,427,472	0.3
522,870		Westpac Banking Corp.	9,669,703	0.4
20,748		WiseTech Global Ltd.	786,832	0.0
137,337		Woodside Petroleum Ltd.	2,348,370	0.1
180,604		Woolworths Group Ltd.	5,072,860	0.2
			167,276,381	6.8

		Austria: 0.2%
39,874		Erste Group Bank AG	1,750,830	0.1
20,974		OMV AG	1,262,958	0.1
21,051		Raiffeisen International Bank Holding AG	550,576	0.0
9,697		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	980,702	0.0
16,528		Voestalpine AG	610,521	0.0
			5,155,587	0.2

		Belgium: 0.8%
24,992		Ageas SA/NV	1,237,611	0.0
108,599		Anheuser-Busch InBev SA/NV	6,159,433	0.3
4,393	(3)	Elia Group SA/NV	524,963	0.0
7,732	(3)	Etablissements Franz Colruyt NV	394,424	0.0
16,121		Groupe Bruxelles Lambert S.A.	1,773,234	0.1
35,685		KBC Group NV	3,218,937	0.1
21,632	(3)	Proximus SADP	429,274	0.0
2,195		Sofina SA	872,162	0.0
10,578		Solvay S.A.	1,312,170	0.1
18,045		UCB S.A.	2,020,623	0.1
28,135		Umicore SA	1,664,450	0.1
			19,607,281	0.8

		China: 0.1%
527,917		BOC Hong Kong Holdings Ltd.	1,590,836	0.1
245,200	(4)	Budweiser Brewing Co. APAC Ltd.	622,818	0.0
7,145	(1)	Futu Holdings Ltd. ADR	650,338	0.0
			2,863,992	0.1

		Denmark: 2.6%
23,906	(3)	Ambu A/S	706,940	0.0
448		AP Moller - Maersk A/S - Class A	1,154,513	0.0
825		AP Moller - Maersk A/S - Class B	2,233,349	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
14,310		Carlsberg A/S	$2,334,579	0.1
15,055		Chr Hansen Holding A/S	1,229,726	0.1
16,956		Coloplast A/S	2,651,284	0.1
98,447		Danske Bank A/S	1,658,450	0.1
28,733		DSV A/S	6,877,644	0.3
9,355	(1)	Genmab A/S	4,087,405	0.2
17,724		GN Store Nord A/S	1,225,847	0.1
240,005		Novo Nordisk A/S	23,133,980	0.9
29,279		Novozymes A/S	2,007,114	0.1
26,962	(4)	Orsted A/S	3,553,987	0.1
14,273		Pandora A/S	1,732,738	0.1
1,193		Rockwool International AS	509,517	0.0
51,391		Tryg A/S	1,164,974	0.1
143,933		Vestas Wind Systems A/S	5,773,014	0.2
15,425	(1)	Demant A/S	777,284	0.0
			62,812,345	2.6

		Finland: 1.2%
20,301		Elisa OYJ	1,261,376	0.0
63,393		Fortum OYJ	1,924,991	0.1
38,898		Kesko OYJ	1,341,720	0.1
48,443		Kone Oyj	3,403,030	0.1
60,384		Neste Oyj	3,406,391	0.1
768,457	(1)	Nokia OYJ - Finland	4,238,261	0.2
461,779	(3)	Nordea Bank Abp	5,950,615	0.2
15,075		Orion Oyj	596,829	0.0
71,184		Sampo OYJ	3,519,384	0.2
83,032		Stora Enso OYJ	1,383,011	0.1
76,179		UPM-Kymmene OYJ	2,696,286	0.1
67,565	(3)	Wartsila OYJ	804,650	0.0
			30,526,544	1.2

		France: 10.1%
24,249	(1)	Accor S.A.	864,649	0.0
4,222	(1),(3)	Aeroports de Paris	537,716	0.0
67,523		Air Liquide SA	10,814,456	0.5
45,055		Alstom SA	1,709,053	0.1
8,637	(4)	Amundi SA	726,429	0.0
8,762		Arkema SA	1,155,414	0.1
14,078		Atos SE	747,847	0.0
275,823		AXA S.A.	7,643,924	0.3
5,900		BioMerieux	671,340	0.0
160,316	(3)	BNP Paribas	10,257,094	0.4
125,695		Bollore SA	725,860	0.0
32,607		Bouygues SA	1,348,862	0.1
41,836		Bureau Veritas SA	1,291,107	0.1
22,853		Capgemini SE	4,739,165	0.2
89,922		Carrefour S.A.	1,611,526	0.1
72,127		Cie de Saint-Gobain	4,853,916	0.2
24,147		Cie Generale des Etablissements Michelin SCA	3,702,699	0.2
24,411		CNP Assurances	385,281	0.0
7,401		Covivio	621,956	0.0
166,518		Credit Agricole SA	2,288,856	0.1
93,102		Danone	6,347,481	0.3
3,560		Dassault Aviation SA	400,175	0.0
94,290		Dassault Systemes SE	4,962,043	0.2
35,195		Edenred	1,894,627	0.1
12,159		Eiffage SA	1,228,869	0.1
66,367		Electricite de France SA	833,975	0.0
260,689		Engie SA	3,410,634	0.1
40,673		EssilorLuxottica SA	7,772,305	0.3
5,599		Eurazeo SE	524,639	0.0
13,778	(3)	Faurecia SE	648,220	0.0
2,976		Faurecia SE	141,164	0.0
6,529		Gecina S.A.	878,385	0.0
62,662		Getlink SE	978,880	0.0
4,514		Hermes International	6,228,099	0.3
5,364		Ipsen SA	511,134	0.0
10,691		Kering SA	7,593,375	0.3
29,458	(3)	Klepierre SA	658,782	0.0
13,611	(4)	La Francaise des Jeux SAEM	699,837	0.0
38,118		Legrand S.A.	4,084,317	0.2
35,958		L'Oreal S.A.	14,879,513	0.6
39,568		LVMH Moet Hennessy Louis Vuitton SE	28,341,042	1.2
284,750	(3)	Orange SA	3,079,522	0.1
7,362		Orpea SA	855,985	0.0
29,859		Pernod Ricard SA	6,582,787	0.3
31,825		Publicis Groupe	2,137,926	0.1
3,244	(3)	Remy Cointreau SA	629,410	0.0
27,336	(1)	Renault S.A.	969,793	0.0
48,714		Safran S.A.	6,161,356	0.3
161,722		Sanofi	15,567,959	0.6
3,947		Sartorius Stedim Biotech	2,205,595	0.1
76,781		Schneider Electric SE	12,788,140	0.5
22,581		SCOR SE	650,238	0.0
3,949		SEB SA	555,564	0.0
115,711		Societe Generale	3,623,462	0.2
12,628	(1)	Sodexo SA	1,103,629	0.1
49,218		Suez SA	1,122,271	0.1
8,383		Teleperformance	3,297,314	0.1
15,227		Thales S.A.	1,476,337	0.1
356,080	(3)	TotalEnergies SE	17,019,836	0.7
13,219	(1)	UbiSoft Entertainment	791,581	0.0
17,788	(1),(3)	Unibail-Rodamco-Westfield	1,309,204	0.1
32,775		Valeo	914,677	0.0
78,475		Veolia Environnement	2,397,857	0.1
75,876		Vinci SA	7,891,750	0.3
101,565	(3)	Vivendi SE	1,278,694	0.1
3,816		Wendel SE	527,272	0.0
33,912	(1),(4)	Worldline SA/France	2,584,968	0.1
			247,237,773	10.1

		Germany: 8.2%
27,136		Adidas AG	8,527,636	0.4
58,763		Allianz SE	13,165,552	0.5
142,281		Aroundtown SA	980,157	0.0
130,907		BASF SE	9,924,061	0.4
140,021		Bayer AG	7,599,684	0.3
47,190		Bayerische Motoren Werke AG	4,482,045	0.2
11,664		Bechtle AG	797,756	0.0
14,387		Beiersdorf AG	1,552,354	0.1
22,052		Brenntag SE	2,048,506	0.1
5,732		Carl Zeiss Meditec AG	1,097,973	0.0
142,683	(1)	Commerzbank AG	945,089	0.0
15,701	(1)	Continental AG	1,704,473	0.1
27,575	(4)	Covestro AG	1,879,251	0.1
121,984		Daimler AG	10,762,817	0.4
23,089	(1),(4)	Delivery Hero SE	2,945,111	0.1
294,988	(1)	Deutsche Bank AG	3,748,620	0.2
27,080		Deutsche Boerse AG	4,394,164	0.2
42,563	(1),(3)	Deutsche Lufthansa AG	290,397	0.0
141,279		Deutsche Post AG	8,859,548	0.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
475,043		Deutsche Telekom AG	$9,526,572	0.4
48,792		Deutsche Wohnen SE	2,983,356	0.1
319,988		E.ON AG	3,905,665	0.2
29,864		Evonik Industries AG	936,449	0.0
59,683		Fresenius SE & Co. KGaA	2,856,727	0.1
29,262		Fresenius Medical Care AG & Co. KGaA	2,052,556	0.1
21,849		GEA Group AG	997,826	0.0
8,606		Hannover Rueck SE	1,498,654	0.1
21,240		HeidelbergCement AG	1,584,570	0.1
23,575	(1)	HelloFresh SE	2,172,832	0.1
14,832		Henkel AG & Co. KGaA	1,275,921	0.1
186,128		Infineon Technologies AG	7,612,275	0.3
10,277		KION Group AG	955,527	0.0
10,354		Knorr-Bremse AG	1,107,787	0.1
11,831		LANXESS AG	799,588	0.0
10,290		LEG Immobilien SE	1,453,497	0.1
18,420		Merck KGaA	3,986,807	0.2
7,614		MTU Aero Engines AG	1,711,788	0.1
19,968		Muenchener Rueckversicherungs-Gesellschaft AG	5,448,635	0.2
8,224		Nemetschek SE	858,993	0.0
15,065		Puma SE	1,674,697	0.1
729		Rational AG	684,801	0.0
91,690		RWE AG	3,233,746	0.1
148,830		SAP SE	20,126,093	0.8
12,470	(4)	Scout24 AG	866,097	0.0
109,033		Siemens AG	17,832,398	0.7
57,042	(1)	Siemens Energy AG	1,525,839	0.1
40,192	(4)	Siemens Healthineers AG	2,606,662	0.1
18,363		Symrise AG	2,406,851	0.1
22,876	(1),(4)	TeamViewer AG	669,249	0.0
148,055		Telefonica Deutschland Holding AG	421,544	0.0
13,058		Uniper SE	543,597	0.0
13,845		United Internet AG	535,571	0.0
3,140	(1)	Vitesco Technologies Group AG	185,509	0.0
4,633		Volkswagen AG	1,428,828	0.1
77,890		Vonovia SE	4,682,603	0.2
31,612	(1),(4)	Zalando SE	2,883,054	0.1
			201,738,358	8.2

		Hong Kong: 2.7%
1,724,099		AIA Group Ltd.	19,834,737	0.8
285,400		Chow Tai Fook Jewellery Group Ltd.	542,771	0.0
286,199		CK Asset Holdings Ltd.	1,651,304	0.1
385,199		CK Hutchison Holdings Ltd.	2,569,713	0.1
94,402		CK Infrastructure Holdings Ltd.	526,540	0.0
234,365		CLP Holdings Ltd.	2,256,567	0.1
283,800	(1),(4)	ESR Cayman Ltd.	856,538	0.0
287,823		Hang Lung Properties Ltd.	655,963	0.0
109,136		Hang Seng Bank Ltd.	1,869,371	0.1
207,059		Henderson Land Development Co., Ltd.	790,638	0.0
377,000		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	374,353	0.0
539,867		HKT Trust & HKT Ltd. - Stapled Security	738,167	0.0
1,598,181		Hong Kong & China Gas	2,414,684	0.1
171,688		Hong Kong Exchanges and Clearing Ltd.	10,550,315	0.4
166,233		Hongkong Land Holdings Ltd. - HKHGF	794,041	0.0
30,904		Jardine Matheson Holdings Ltd.	1,633,532	0.1
297,132		Link REIT	2,544,445	0.1
30,523	(1)	Melco Resorts & Entertainment Ltd. ADR	312,556	0.0
220,644		MTR Corp.	1,187,488	0.1
217,273		New World Development Co. Ltd.	883,705	0.1
197,345		Power Assets Holdings Ltd.	1,156,855	0.1
470,626		Sino Land Co.	633,134	0.0
191,000		SITC International Holdings Co. Ltd.	679,652	0.0
185,971		Sun Hung Kai Properties Ltd.	2,322,097	0.1
70,620		Swire Pacific Ltd. - Class A	417,862	0.0
166,425		Swire Properties Ltd.	417,310	0.1
196,000		Techtronic Industries Co., Ltd.	3,873,266	0.2
1,188,500	(4)	WH Group Ltd.	846,269	0.0
238,361		Wharf Real Estate Investment Co. Ltd.	1,224,672	0.1
260,000		Xinyi Glass Holding Co. Ltd.	775,594	0.0
			65,334,139	2.7

		Ireland: 0.7%
50,850		CRH PLC	2,399,851	0.1
14,030		DCC PLC	1,169,624	0.0
23,755	(1)	Flutter Entertainment PLC	4,711,356	0.2
63,395		James Hardie Industries SE	2,248,700	0.1
22,698		Kerry Group PLC - KYG	3,049,887	0.1
22,034		Kingspan Group Plc	2,197,869	0.1
34,980		Smurfit Kappa PLC	1,841,635	0.1
			17,618,922	0.7

		Israel: 0.6%
6,036		Azrieli Group Ltd.	543,354	0.0
162,070		Bank Hapoalim BM	1,423,561	0.1
207,370		Bank Leumi Le-Israel BM	1,757,054	0.1
15,638	(1)	Check Point Software Technologies	1,767,719	0.1
5,667	(1)	CyberArk Software Ltd.	894,366	0.0
3,771		Elbit Systems Ltd.	546,035	0.0
100,303		ICL Group Ltd.	730,946	0.0
165,772	(1)	Israel Discount Bank Ltd.	875,082	0.1
19,949		Mizrahi Tefahot Bank Ltd.	671,881	0.0
8,954	(1)	Nice Ltd.	2,535,434	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
156,504	(1)	Teva Pharmaceutical Industries Ltd. ADR	$1,524,349	0.0
7,941	(1)	Wix.com Ltd.	1,556,198	0.1
			14,825,979	0.6

		Italy: 2.0%
17,732		Amplifon S.p.A.	842,720	0.0
157,464		Assicurazioni Generali S.p.A.	3,334,949	0.1
70,718	(1)	Atlantia S.p.A	1,334,563	0.1
74,607		Davide Campari-Milano NV	1,048,017	0.0
3,586		DiaSorin SpA	750,947	0.0
1,159,214		Enel S.p.A.	8,897,188	0.4
359,724		ENI S.p.A.	4,796,977	0.2
17,991		Ferrari NV	3,754,708	0.2
87,001	(1),(3)	FinecoBank Banca Fineco SpA	1,571,396	0.1
47,793	(4)	Infrastrutture Wireless Italiane SpA	532,318	0.0
2,353,947		Intesa Sanpaolo SpA	6,663,969	0.3
88,448	(1)	Mediobanca Banca di Credito Finanziario SpA	1,064,116	0.0
29,255		Moncler SpA	1,784,274	0.1
62,721	(1),(4)	Nexi SpA	1,169,597	0.0
74,403	(4)	Poste Italiane SpA	1,021,691	0.0
36,358		Prysmian SpA	1,269,927	0.1
14,891		Recordati Industria Chimica e Farmaceutica SpA	863,074	0.0
287,720		Snam SpA	1,591,630	0.1
857,220		Telecom Italia S.p.A. - Savings Share	345,918	0.0
1,422,171		Telecom Italia S.p.A. - TIT	556,083	0.0
200,819		Terna - Rete Elettrica Nazionale	1,425,168	0.1
303,356		UniCredit SpA	4,014,504	0.2
			48,633,734	2 .0

		Japan: 23.6%
4,700		ABC-Mart, Inc.	264,013	0.0
56,843		Acom Co., Ltd.	207,714	0.0
28,500		Advantest Corp.	2,539,621	0.1
93,380		Aeon Co., Ltd.	2,454,959	0.1
27,521		AGC, Inc.	1,418,219	0.1
21,011	(3)	Aisin Corp.	761,371	0.0
66,628		Ajinomoto Co., Inc.	1,968,846	0.1
22,789	(1)	ANA Holdings, Inc.	592,456	0.0
65,058		Asahi Group Holdings, Ltd.	3,139,399	0.1
29,800		Asahi Intecc Co. Ltd.	816,180	0.0
179,053		Asahi Kasei Corp.	1,918,744	0.1
265,320		Astellas Pharma, Inc.	4,366,917	0.2
17,600		Azbil Corp.	757,778	0.0
28,493		Bandai Namco Holdings, Inc.	2,142,038	0.1
81,443		Bridgestone Corp.	3,853,167	0.2
33,686	(3)	Brother Industries Ltd.	741,269	0.0
142,793		Canon, Inc.	3,493,869	0.2
25,000		Capcom Co., Ltd.	694,653	0.0
27,587	(3)	Casio Computer Co., Ltd.	456,734	0.0
20,528		Central Japan Railway Co.	3,276,760	0.1
75,366		Chiba Bank Ltd.	488,387	0.0
91,742	(3)	Chubu Electric Power Co., Inc.	1,084,275	0.1
95,818		Chugai Pharmaceutical Co., Ltd.	3,506,354	0.2
155,409		Concordia Financial Group Ltd.	611,771	0.0
2,800		Cosmos Pharmaceutical Corp.	475,531	0.0
57,600	(3)	CyberAgent, Inc.	1,111,247	0.1
31,674		Dai Nippon Printing Co., Ltd.	763,112	0.0
14,400		Daifuku Co., Ltd.	1,350,516	0.1
145,383		Dai-ichi Life Holdings, Inc.	3,179,682	0.1
249,779		Daiichi Sankyo Co., Ltd.	6,639,418	0.3
35,498		Daikin Industries Ltd.	7,739,929	0.3
9,281	(3)	Daito Trust Construction Co., Ltd.	1,088,733	0.1
80,854	(3)	Daiwa House Industry Co., Ltd.	2,695,269	0.1
313		Daiwa House REIT Investment Corp.	919,175	0.0
205,721	(3)	Daiwa Securities Group, Inc.	1,199,095	0.1
61,767		Denso Corp.	4,033,222	0.2
30,803		Dentsu Group, Inc.	1,185,137	0.1
4,100		Disco Corp.	1,148,360	0.1
43,133		East Japan Railway Co.	3,048,346	0.1
33,879		Eisai Co., Ltd.	2,537,791	0.1
437,964		ENEOS Holdings, Inc.	1,779,165	0.1
27,293		Fanuc Ltd.	5,984,316	0.3
8,242		Fast Retailing Co., Ltd.	6,078,605	0.3
18,023		Fuji Electric Co. Ltd.	820,151	0.0
51,360		Fuji Film Holdings Corp.	4,434,924	0.2
28,013		Fujitsu Ltd.	5,062,248	0.2
589		GLP J-Reit	969,539	0.0
5,900		GMO Payment Gateway, Inc.	744,943	0.0
33,200	(3)	Hakuhodo DY Holdings, Inc.	571,337	0.0
20,042		Hamamatsu Photonics KK	1,239,773	0.1
32,557		Hankyu Hanshin Holdings, Inc.	1,024,683	0.1
6,200		Harmonic Drive Systems, Inc.	297,337	0.0
3,000	(3)	Hikari Tsushin, Inc.	507,057	0.0
40,832	(3)	Hino Motors Ltd.	379,160	0.0
4,564		Hirose Electric Co., Ltd.	758,475	0.0
7,229		Hisamitsu Pharmaceutical Co., Inc.	273,417	0.0
15,310		Hitachi Construction Machinery Co., Ltd.	430,128	0.0
137,991		Hitachi Ltd.	8,163,645	0.3
30,510	(1)	Hitachi Metals Ltd.	589,190	0.0
232,642		Honda Motor Co., Ltd.	7,152,302	0.3
7,800		Hoshizaki Corp.	709,441	0.0
52,737		Hoya Corp.	8,227,964	0.3
38,464		Hulic Co. Ltd.	428,354	0.0
15,000		Ibiden Co., Ltd.	825,080	0.0
29,755	(3)	Idemitsu Kosan Co., Ltd.	782,755	0.0
20,891		Iida Group Holdings Co. Ltd.	537,352	0.0
145,616		Inpex Corp.	1,133,816	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
83,068	(3)	Isuzu Motors Ltd.	$1,080,733	0.1
7,600		Ito En Ltd.	504,146	0.0
169,416	(3)	Itochu Corp.	4,934,408	0.2
13,700		Itochu Techno-Solutions Corp.	444,902	0.0
20,578	(1)	Japan Airlines Co. Ltd.	489,895	0.0
72,714	(3)	Japan Exchange Group, Inc.	1,803,308	0.1
57,600		Japan Post Bank Co. Ltd.	494,063	0.0
32,000	(3)	Japan Post Insurance Co. Ltd.	580,420	0.0
224,800		Japan Post Holdings Co. Ltd.	1,889,596	0.1
178		Japan Real Estate Investment Corp.	1,067,688	0.1
998		Japan Metropolitan Fund Invest	958,285	0.0
171,302		Japan Tobacco, Inc.	3,356,535	0.1
70,002		JFE Holdings, Inc.	1,049,769	0.1
28,935		JSR Corp.	1,040,097	0.1
63,954		Kajima Corp.	819,544	0.0
19,123		Kakaku.com, Inc.	617,540	0.0
100,262	(3)	Kansai Electric Power Co., Inc.	971,557	0.0
25,253		Kansai Paint Co., Ltd.	626,443	0.0
68,775		Kao Corp.	4,093,048	0.2
229,901		KDDI Corp.	7,569,057	0.3
14,668	(3)	Keio Corp.	784,543	0.0
18,398		Keisei Electric Railway Co., Ltd.	609,438	0.0
27,688		Keyence Corp.	16,526,168	0.7
20,734		Kikkoman Corp.	1,687,181	0.1
24,397	(1)	Kintetsu Group Holdings Co., Ltd.	820,453	0.0
117,456		Kirin Holdings Co., Ltd.	2,179,970	0.1
7,600		Kobayashi Pharmaceutical Co., Ltd.	602,549	0.0
19,500		Kobe Bussan Co. Ltd.	637,140	0.0
8,320		Koei Tecmo Holdings Co. Ltd.	394,928	0.0
14,900		Koito Manufacturing Co., Ltd.	895,985	0.0
124,983		Komatsu Ltd.	2,993,146	0.1
13,266	(3)	Konami Holdings Corp.	831,503	0.0
4,700		Kose Corp.	562,098	0.0
146,622		Kubota Corp.	3,120,502	0.1
14,048		Kurita Water Industries, Ltd.	675,966	0.0
45,794		Kyocera Corp.	2,862,642	0.1
38,414		Kyowa Kirin Co., Ltd.	1,384,834	0.1
10,700		Lasertec Corp.	2,435,936	0.1
7,164		Lawson, Inc.	351,912	0.0
31,900		Lion Corp.	515,959	0.0
37,892		Lixil Corp.	1,098,239	0.1
62,900		M3, Inc.	4,482,777	0.2
32,008		Makita Corp.	1,759,884	0.1
223,256	(3)	Marubeni Corp.	1,847,047	0.1
80,966	(1)	Mazda Motor Corp.	700,674	0.0
11,400		McDonald's Holdings Co. Japan Ltd.	537,834	0.0
26,100		Medipal Holdings Corp.	491,205	0.0
17,388	(3)	MEIJI Holdings Co., Ltd.	1,124,176	0.1
14,600	(1)	Mercari, Inc.	806,767	0.0
51,800		Minebea Mitsumi, Inc.	1,319,233	0.1
40,600		MISUMI Group, Inc.	1,727,492	0.1
182,748	(3)	Mitsubishi Chemical Holdings Corp.	1,663,690	0.1
179,993		Mitsubishi Corp.	5,652,218	0.2
260,461		Mitsubishi Electric Corp.	3,619,782	0.2
168,827		Mitsubishi Estate Co., Ltd.	2,688,201	0.1
22,439		Mitsubishi Gas Chemical Co., Inc.	442,489	0.0
93,876	(3)	Mitsubishi HC Capital, Inc.	490,867	0.0
45,619		Mitsubishi Heavy Industries Ltd.	1,222,316	0.1
1,742,206	(3)	Mitsubishi UFJ Financial Group, Inc.	10,298,761	0.4
216,401	(3)	Mitsui & Co., Ltd.	4,732,038	0.2
26,214		Mitsui Chemicals, Inc.	875,783	0.0
130,919		Mitsui Fudosan Co., Ltd.	3,109,966	0.1
12,500		Miura Co., Ltd.	499,683	0.0
343,806	(3)	Mizuho Financial Group, Inc.	4,863,879	0.2
35,600		MonotaRO Co. Ltd.	797,802	0.0
63,554	(3)	MS&AD Insurance Group Holdings, Inc.	2,125,674	0.1
81,844		Murata Manufacturing Co., Ltd.	7,239,305	0.3
16,021		Nabtesco Corp.	605,752	0.0
35,020		NEC Corp.	1,897,769	0.1
69,600		Nexon Co. Ltd.	1,117,118	0.1
36,669	(3)	NGK Insulators Ltd.	621,582	0.0
11,709		NH Foods Ltd.	442,183	0.0
63,784		Nidec Corp.	7,031,549	0.3
43,200		Nihon M&A Center, Inc.	1,268,540	0.1
15,894		Nintendo Co., Ltd.	7,595,470	0.3
294		Nippon Prologis REIT, Inc.	982,563	0.0
212		Nippon Building Fund, Inc.	1,377,317	0.1
10,922		Nippon Express Co., Ltd.	752,201	0.0
101,485		Nippon Paint Holdings Co., Ltd.	1,105,189	0.1
21,525		Nippon Sanso Holdings Corp.	539,439	0.0
7,000		Nippon Shinyaku Co., Ltd.	581,862	0.0
122,080	(3)	Nippon Steel Corp.	2,195,729	0.1
183,496		Nippon Telegraph & Telephone Corp.	5,084,522	0.2
23,003		Nippon Yusen KK	1,723,578	0.1
17,400		Nissan Chemical Corp.	1,017,661	0.0
331,292	(1)	Nissan Motor Co., Ltd.	1,655,621	0.1
28,167		Nisshin Seifun Group, Inc.	466,748	0.0
9,017		Nissin Food Products Co., Ltd.	723,566	0.0
11,406		Nitori Co., Ltd.	2,247,802	0.1
20,242	(3)	Nitto Denko Corp.	1,440,959	0.1
438,426		Nomura Holdings, Inc.	2,161,399	0.1
16,445		Nomura Real Estate Holdings, Inc.	427,546	0.0
604		Nomura Real Estate Master Fund, Inc.	869,321	0.0
47,768		Nomura Research Institute Ltd.	1,755,795	0.1
55,049	(3)	NSK Ltd.	373,028	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
90,120	(3)	NTT Data Corp.	$1,742,402	0.1
92,515		Obayashi Corp.	762,580	0.0
9,900		Obic Co., Ltd.	1,882,564	0.1
41,927		Odakyu Electric Railway Co., Ltd.	970,403	0.0
115,826		Oji Holdings Corp.	583,615	0.0
166,328		Olympus Corp.	3,640,585	0.2
26,423		Omron Corp.	2,614,625	0.1
52,790		Ono Pharmaceutical Co., Ltd.	1,203,809	0.1
5,500		Oracle Corp. Japan	483,154	0.0
28,480	(3)	Oriental Land Co., Ltd.	4,607,374	0.2
174,363		ORIX Corp.	3,262,598	0.1
373		Orix JREIT, Inc.	649,158	0.0
53,365		Osaka Gas Co., Ltd.	975,143	0.0
16,222		Otsuka Corp.	834,181	0.0
55,746		Otsuka Holdings Co. Ltd.	2,383,849	0.1
58,668		Pan Pacific International Holdings Corp.	1,210,517	0.1
315,131	(3)	Panasonic Corp.	3,906,175	0.2
13,700	(1)	PeptiDream, Inc.	447,226	0.0
25,200		Persol Holdings Co. Ltd.	628,213	0.0
16,400		Pigeon Corp.	381,264	0.0
13,100		Pola Orbis Holdings, Inc.	301,533	0.0
123,570		Rakuten Group, Inc.	1,203,666	0.1
193,400		Recruit Holdings Co. Ltd.	11,821,741	0.5
178,900	(1)	Renesas Electronics Corp.	2,201,787	0.1
304,713	(3)	Resona Holdings, Inc.	1,218,857	0.1
95,432	(3)	Ricoh Co., Ltd.	976,485	0.0
5,166		Rinnai Corp.	567,181	0.0
12,450		Rohm Co., Ltd.	1,174,068	0.1
36,100		Ryohin Keikaku Co., Ltd.	802,975	0.0
51,245		Santen Pharmaceutical Co., Ltd.	720,716	0.0
34,770		SBI Holdings, Inc.	851,601	0.0
22,200		SCSK Corp.	469,548	0.0
30,006		Secom Co., Ltd.	2,170,275	0.1
39,816	(3)	Seiko Epson Corp.	803,884	0.0
53,719		Sekisui Chemical Co., Ltd.	923,010	0.0
87,985		Sekisui House Ltd.	1,842,490	0.1
107,371		Seven & I Holdings Co., Ltd.	4,888,005	0.2
45,600		SG Holdings Co. Ltd.	1,290,071	0.1
30,600		Sharp Corp.	385,741	0.0
33,772		Shimadzu Corp.	1,483,137	0.1
10,555		Shimano, Inc.	3,084,036	0.1
78,592		Shimizu Corp.	588,289	0.0
50,489		Shin-Etsu Chemical Co., Ltd.	8,520,975	0.4
37,832	(3)	Shionogi & Co., Ltd.	2,588,820	0.1
57,062		Shiseido Co., Ltd.	3,835,107	0.2
63,681	(3)	Shizuoka Bank Ltd.	523,215	0.0
8,136		SMC Corp.	5,076,136	0.2
410,000		SoftBank Corp.	5,561,567	0.2
171,892		SoftBank Group Corp.	9,932,828	0.4
10,200		Sohgo Security Services Co., Ltd.	458,561	0.0
45,313		Sompo Holdings, Inc.	1,965,906	0.1
179,770		Sony Group Corp.	19,957,841	0.8
12,200		Square Enix Holdings Co., Ltd.	652,038	0.0
18,488		Stanley Electric Co., Ltd.	466,974	0.0
87,835		Subaru Corp.	1,623,166	0.1
39,500		Sumco Corp.	788,047	0.0
212,171	(3)	Sumitomo Chemical Co., Ltd.	1,101,222	0.1
160,755		Sumitomo Corp.	2,264,545	0.1
25,509	(3)	Sumitomo Dainippon Pharma Co. Ltd.	455,949	0.0
107,633		Sumitomo Electric Industries Ltd.	1,431,269	0.1
35,280		Sumitomo Metal Mining Co., Ltd.	1,275,746	0.1
186,051	(3)	Sumitomo Mitsui Financial Group, Inc.	6,545,156	0.3
48,185	(3)	Sumitomo Mitsui Trust Holdings, Inc.	1,659,493	0.1
44,196		Sumitomo Realty & Development Co., Ltd.	1,615,415	0.1
19,734		Suntory Beverage & Food Ltd.	818,080	0.0
52,544	(3)	Suzuki Motor Corp.	2,347,616	0.1
23,838		Sysmex Corp.	2,960,884	0.1
76,611		T&D Holdings, Inc.	1,050,942	0.1
27,161		Taisei Corp.	870,287	0.0
5,500	(3)	Taisho Pharmaceutical Holdings Co. Ltd.	320,588	0.0
225,022	(3)	Takeda Pharmaceutical Co., Ltd.	7,421,851	0.3
55,536		TDK Corp.	2,002,780	0.1
92,128		Terumo Corp.	4,350,135	0.2
17,178		THK Co., Ltd.	376,951	0.0
31,900		TIS, Inc.	870,682	0.0
26,885		Tobu Railway Co., Ltd.	723,900	0.0
15,900		Toho Co., Ltd.	749,070	0.0
10,500	(3)	Toho Gas Co., Ltd.	456,686	0.0
60,813	(3)	Tohoku Electric Power Co., Inc.	447,047	0.0
89,488		Tokio Marine Holdings, Inc.	4,797,005	0.2
5,300	(3)	Tokyo Century Corp.	298,388	0.0
217,866	(1)	Tokyo Electric Power Co., Inc.	620,328	0.0
21,265		Tokyo Electron Ltd.	9,394,425	0.4
53,472		Tokyo Gas Co., Ltd.	994,969	0.0
71,194		Tokyu Corp.	1,056,765	0.1
37,316		Toppan, Inc.	632,706	0.0
197,903		Toray Industries, Inc.	1,257,514	0.1
58,461	(3)	Toshiba Corp.	2,460,685	0.1
37,000		Tosoh Corp.	670,504	0.0
20,134		Toto Ltd.	958,713	0.0
12,588		Toyo Suisan Kaisha Ltd.	557,394	0.0
20,905		Toyota Industries Corp.	1,720,061	0.1
1,511,290	(3)	Toyota Motor Corp.	26,927,238	1 .1
30,354	(3)	Toyota Tsusho Corp.	1,274,667	0.1
19,053		Trend Micro, Inc.	1,061,026	0.1
5,600		Tsuruha Holdings, Inc.	690,604	0.0
57,578		Unicharm Corp.	2,551,397	0.1
422		United Urban Investment Corp.	570,362	0.0
31,226	(3)	USS Co., Ltd.	531,540	0.0
13,400		Welcia Holdings Co. Ltd.	482,972	0.0
30,721		West Japan Railway Co.	1,544,255	0.1
18,285		Yakult Honsha Co., Ltd.	925,606	0.0
96,537		Yamada Holdings Co. Ltd.	405,415	0.0
19,107		Yamaha Corp.	1,201,870	0.1
42,404		Yamaha Motor Co., Ltd.	1,180,521	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
41,601		Yamato Holdings Co., Ltd.	$1,052,937	0.1
34,242		Yaskawa Electric Corp.	1,644,251	0.1
32,473		Yokogawa Electric Corp.	566,380	0.0
378,644		Z Holdings Corp.	2,423,345	0.1
17,800		ZOZO, Inc.	666,877	0.0
			578,245,418	23.6

		Luxembourg: 0.1%
19,057		Eurofins Scientific SE	2,446,748	0.1
67,250		Tenaris S.A.	707,406	0.0
			3,154,154	0.1

		Macau: 0.1%
310,159	(1)	Galaxy Entertainment Group Ltd.	1,591,435	0.1
346,402	(1)	Sands China Ltd.	708,913	0.0
282,365	(1),(3)	SJM Holdings Ltd.	191,917	0.0
221,679	(1),(3)	Wynn Macau Ltd.	186,542	0.0
			2,678,807	0.1

		Netherlands: 6.7%
60,241	(1),(3),(4)	ABN AMRO Bank NV	869,116	0.0
2,816	(1),(4)	Adyen NV	7,871,717	0.3
255,394		Aegon NV	1,318,301	0.1
83,940	(1)	Airbus SE	11,128,384	0.5
27,201		Akzo Nobel NV	2,972,098	0.1
102,312		ArcelorMittal SA	3,132,029	0.1
6,543	(1),(3)	Argenx SE	1,977,176	0.1
6,752		ASM International NV	2,644,198	0.1
59,789		ASML Holding NV	44,665,720	1.8
15,479		EXOR NV	1,298,951	0.1
16,444		Heineken Holding NV	1,431,871	0.1
36,943		Heineken NV	3,855,907	0.2
556,738		ING Groep NV	8,094,113	0.3
10,660		JDE Peet's NV	318,577	0.0
25,602	(1),(4)	Just Eat Takeaway.com NV	1,870,578	0.1
149,043		Koninklijke Ahold Delhaize NV	4,962,837	0.2
24,912		Koninklijke DSM NV	4,981,786	0.2
479,893		Koninklijke KPN NV	1,510,103	0.1
129,849		Koninklijke Philips NV	5,768,771	0.2
9,835		Koninklijke Vopak NV	387,522	0.0
38,510		NN Group NV	2,017,234	0.1
132,871		Prosus NV	10,635,098	0.4
32,554	(1)	QIAGEN NV	1,688,977	0.1
17,067	(3)	Randstad NV	1,149,067	0.0
584,534		Royal Dutch Shell PLC - Class A	12,999,555	0.5
528,228		Royal Dutch Shell PLC - Class B	11,703,748	0.5
172,947		Stellantis NV	3,291,357	0.1
116,501		Stellantis NV	2,220,311	0.1
101,565	(1),(3)	Universal Music Group NV	2,719,420	0.1
38,128		Wolters Kluwer NV	4,041,421	0.2
			163,525,943	6.7

		New Zealand: 0.3%
105,607	(1),(3)	a2 Milk Co. Ltd.	467,622	0.0
178,255	(1)	Auckland International Airport Ltd.	958,186	0.1
82,263		Fisher & Paykel Healthcare Corp. Ltd.	1,809,432	0.1
96,867		Mercury NZ Ltd.	433,229	0.0
182,474		Meridian Energy Ltd.	617,087	0.0
60,660		Ryman Healthcare Ltd.	631,205	0.0
264,315		Spark New Zealand Ltd.	869,564	0.0
18,847	(1),(3)	Xero Ltd.	1,849,431	0.1
			7,635,756	0.3

		Norway: 0.7%
39,105	(1)	Adevinta ASA	670,120	0.0
132,769	(1),(3)	DNB Bank ASA	3,018,462	0.1
139,490		Equinor ASA	3,547,344	0.2
28,483		Gjensidige Forsikring ASA	630,846	0.0
62,736		Mowi ASA	1,593,922	0.1
191,525		Norsk Hydro ASA	1,429,541	0.1
106,963		Orkla ASA	981,727	0.0
10,422		Schibsted ASA - Class A	494,709	0.0
13,939		Schibsted ASA - Class B	592,847	0.0
99,871		Telenor ASA	1,681,028	0.1
24,876		Yara International ASA	1,232,264	0.1
			15,872,810	0.7

		Poland: 0.0%
28,546	(1)	InPost SA	473,675	0.0

		Portugal: 0.2%
396,212		EDP - Energias de Portugal SA	2,081,341	0.1
71,387		Galp Energia SGPS SA	810,810	0.1
35,848		Jeronimo Martins SGPS SA	714,634	0.0
			3,606,785	0.2

		Singapore: 1.1%
474,737		Ascendas Real Estate Investment Trust	1,046,402	0.1
703,140		CapitaLand Integrated Commercial Trust	1,047,017	0.1
375,796	(1)	Capitaland Investment Ltd./Singapore	941,012	0.1
58,381		City Developments Ltd.	295,470	0.0
257,320		DBS Group Holdings Ltd.	5,701,856	0.2
859,912		Genting Singapore Ltd.	453,389	0.0
207,404		Keppel Corp., Ltd.	792,022	0.0
306,400		Mapletree Commercial Trust	464,341	0.0
427,902		Mapletree Logistics Trust	639,685	0.0
479,122		Oversea-Chinese Banking Corp., Ltd.	4,034,560	0.2
9,819	(1)	Sea Ltd. ADR	3,129,610	0.1
190,800	(1)	Singapore Airlines Ltd.	702,640	0.0
114,451		Singapore Exchange Ltd.	837,881	0.0
222,306		Singapore Technologies Engineering Ltd.	620,555	0.0
1,178,550		Singapore Telecommunications Ltd.	2,121,705	0.1
168,256		United Overseas Bank Ltd.	3,182,997	0.1
66,000		UOL Group Ltd.	331,885	0.0
39,300		Venture Corp. Ltd.	516,546	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
273,576		Wilmar International Ltd.	$845,186	0.1
			27,704,759	1.1

		Spain: 2.4%
34,956	(3)	ACS Actividades de Construccion y Servicios SA	946,908	0.0
10,705	(1),(4)	Aena SME SA	1,851,334	0.1
64,299	(1)	Amadeus IT Group SA	4,229,048	0.2
950,348		Banco Bilbao Vizcaya Argentaria SA	6,272,855	0.3
2,471,495		Banco Santander SA	8,952,629	0.4
631,869		CaixaBank SA	1,959,436	0.1
72,616	(4)	Cellnex Telecom SA	4,483,300	0.2
41,130		EDP Renovaveis S.A.	1,020,508	0.0
35,445	(3)	Enagas	787,732	0.0
45,334		Endesa S.A.	914,271	0.0
67,898		Ferrovial SA - FERE	1,981,846	0.1
42,481		Grifols SA	1,037,298	0.1
843,862		Iberdrola S.A. - IBEE	8,489,588	0.4
155,472		Industria de Diseno Textil SA	5,720,688	0.2
41,367	(3)	Naturgy Energy Group SA	1,041,243	0.0
61,646		Red Electrica Corp. SA	1,236,755	0.1
206,809		Repsol SA	2,699,583	0.1
33,903	(1)	Siemens Gamesa Renewable Energy SA	861,711	0.0
733,175	(1),(3)	Telefonica S.A.	3,440,468	0.1
			57,927,201	2.4

		Sweden: 3.4%
44,901		Alfa Laval AB	1,674,741	0.1
142,854		Assa Abloy AB	4,143,710	0.2
95,708		Atlas Copco AB - A Shares	5,779,390	0.2
55,695		Atlas Copco AB - B Shares	2,830,788	0.1
39,038		Boliden AB	1,250,014	0.1
32,121	(3)	Electrolux AB	742,115	0.0
66,572	(1),(3)	Embracer Group AB	641,051	0.0
94,060		Epiroc AB	1,955,465	0.1
55,459		Epiroc AB	982,278	0.0
42,168		EQT AB	1,750,970	0.1
86,861		Essity AB	2,693,905	0.1
24,210	(4)	Evolution AB	3,666,347	0.2
15,010	(1)	Fastighets AB Balder	902,051	0.0
104,240	(1),(3)	H & M Hennes & Mauritz AB	2,109,986	0.1
280,789		Hexagon AB	4,343,243	0.2
59,529		Husqvarna AB - B Shares	711,136	0.0
14,323		ICA Gruppen AB	657,133	0.0
15,195		Industrivarden AB-Class A	485,431	0.0
22,743		Industrivarden AB-Class C	702,661	0.0
21,054		Investment AB Latour	651,508	0.0
259,674		Investor AB	5,584,128	0.2
34,402	(1),(3)	Kinnevik AB	1,209,377	0.1
10,823		Lundbergforetagen AB	593,947	0.0
28,567	(3)	Lundin Energy AB	1,060,441	0.0
203,467		Nibe Industrier AB	2,556,921	0.1
160,905		Sandvik AB	3,676,085	0.2
44,593		Securitas AB	705,801	0.0
72,260	(1),(4)	Sinch AB	1,401,265	0.1
232,293		Skandinaviska Enskilda Banken AB	3,273,783	0.1
48,555		Skanska AB	1,218,129	0.1
54,469		SKF AB - B Shares	1,284,445	0.1
86,475		Svenska Cellulosa AB SCA	1,340,195	0.1
208,182		Svenska Handelsbanken AB	2,331,515	0.1
129,256		Swedbank AB	2,606,408	0.1
225,191		Swedish Match AB	1,971,939	0.1
71,485	(3)	Tele2 AB	1,058,459	0.0
416,002	(3)	Telefonaktiebolaget LM Ericsson	4,695,385	0.2
379,410		Telia Co. AB	1,560,791	0.1
28,581		Volvo AB	645,782	0.0
203,758		Volvo AB - B Shares	4,549,200	0.2
			81,997,919	3.4

		Switzerland: 9.8%
247,214		ABB Ltd.	8,269,759	0.3
22,118		Adecco Group AG	1,108,239	0.1
71,220		Alcon, Inc.	5,766,737	0.2
6,602		Baloise Holding AG	1,001,456	0.0
4,284		Banque Cantonale Vaudoise	325,725	0.0
509		Barry Callebaut AG	1,154,444	0.1
150		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	1,677,128	0.0
15		Chocoladefabriken Lindt & Spruengli AG - Registered	1,768,872	0.1
74,399		Cie Financiere Richemont SA	7,713,846	0.3
30,795	(3)	Clariant AG	578,031	0.0
28,522		Coca-Cola HBC AG	919,098	0.0
363,548		Credit Suisse Group AG	3,590,496	0.2
1,001		EMS-Chemie Holding AG	945,768	0.0
5,279		Geberit AG - Reg	3,875,854	0.2
1,316		Givaudan	5,999,766	0.2
1,424,297		Glencore PLC	6,700,045	0.3
74,618		Holcim Ltd.	3,595,469	0.2
31,944		Julius Baer Group Ltd.	2,122,350	0.1
7,707		Kuehne & Nagel International AG	2,631,180	0.1
24,707	(3)	Logitech International SA	2,198,110	0.1
10,614		Lonza Group AG	7,961,666	0.3
410,618		Nestle SA	49,475,391	2.0
316,459		Novartis AG	25,949,389	1.1
3,235		Partners Group	5,048,668	0.2
4,567		Roche Holding AG	1,874,406	0.1
100,134		Roche Holding AG	36,545,903	1.5
5,811		Schindler Holding AG - Part Cert	1,560,077	0.1
2,866		Schindler Holding AG - Reg	738,356	0.0
864		SGS SA	2,514,964	0.1
20,208	(3)	Sika AG	6,389,229	0.3
7,802		Sonova Holding AG - Reg	2,948,440	0.1
97,334		STMicroelectronics NV-STM1	4,249,757	0.2
1,476		Straumann Holding AG	2,647,151	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
4,130		Swatch Group AG - BR	$1,077,441	0.0
7,482		Swatch Group AG - Reg	384,981	0.0
4,569		Swiss Life Holding AG	2,302,171	0.1
10,819		Swiss Prime Site AG	1,056,811	0.0
42,989		Swiss Re Ltd.	3,669,120	0.2
3,697		Swisscom AG	2,127,553	0.1
9,532		Temenos AG	1,293,364	0.1
522,516		UBS Group AG	8,340,200	0.3
6,958	(3)	Vifor Pharma AG	901,876	0.0
21,445		Zurich Insurance Group AG	8,769,297	0.4
			239,768,584	9.8

		United Arab Emirates: 0.0%
19,351		NMC Health PLC	3,773	0.0

		United Kingdom: 12.6%
138,898		3i Group PLC	2,385,815	0.1
310,810		Abrdn PLC	1,062,958	0.0
27,525		Admiral Group Plc	1,150,090	0.0
184,566		Anglo American PLC	6,468,791	0.3
56,080		Antofagasta PLC	1,019,129	0.0
63,968		Ashtead Group PLC	4,835,559	0.2
50,848		Associated British Foods PLC	1,265,745	0.1
220,786		AstraZeneca PLC	26,608,633	1.1
137,555	(4)	Auto Trader Group PLC	1,084,787	0.0
17,170		AVEVA Group PLC	829,846	0.0
560,735		Aviva PLC	2,971,826	0.1
459,569		BAE Systems PLC	3,480,802	0.1
2,422,008		Barclays PLC	6,154,274	0.3
145,343		Barratt Developments PLC	1,284,801	0.1
16,007		Berkeley Group Holdings PLC	934,740	0.0
2,885,132		BP PLC	13,141,359	0.5
310,691		British American Tobacco PLC	10,860,060	0.4
125,375		British Land Co. PLC	831,941	0.0
1,273,933	(1)	BT Group PLC	2,731,073	0.1
48,100		Bunzl PLC	1,587,036	0.1
57,777		Burberry Group PLC	1,406,099	0.1
146,054		CNH Industrial NV	2,455,022	0.1
23,965		Coca-Cola Europacific Partners PLC	1,317,285	0.1
5,247		Coca-Cola European Partners PLC - USD	290,107	0.0
254,265	(1)	Compass Group PLC	5,200,018	0.2
60,857		CRH PLC - London	2,855,773	0.1
19,913		Croda International PLC	2,281,576	0.1
333,315		Diageo PLC	16,137,450	0.7
192,529		Direct Line Insurance Group PLC	751,262	0.0
83,529	(1)	Entain PLC	2,385,723	0.1
72,514		Evraz PLC	575,326	0.0
131,586		Experian PLC	5,512,157	0.2
31,828		Ferguson PLC	4,418,424	0.2
717,112		GlaxoSmithKline PLC	13,534,179	0.6
54,186		Halma PLC	2,066,846	0.1
50,774		Hargreaves Lansdown PLC	974,893	0.0
24,616		Hikma Pharmaceuticals PLC	809,769	0.0
2,907,210		HSBC Holdings PLC	15,200,865	0.6
135,080		Imperial Brands PLC	2,825,421	0.1
214,398	(1)	Informa PLC	1,576,675	0.1
26,070	(1)	InterContinental Hotels Group PLC	1,664,610	0.1
23,035		Intertek Group PLC	1,540,287	0.1
238,122		J Sainsbury Plc	912,670	0.0
73,459		JD Sports Fashion PLC	1,032,356	0.0
27,623		Johnson Matthey PLC	991,031	0.0
300,512		Kingfisher PLC	1,356,474	0.1
100,316		Land Securities Group PLC	934,978	0.0
851,714		Legal & General Group PLC	3,199,964	0.1
10,113,646		Lloyds Banking Group Plc	6,294,957	0.3
46,882		London Stock Exchange Group PLC	4,697,963	0.2
370,263		M&G PLC	1,011,636	0.0
624,071		Melrose Industries PLC	1,448,909	0.1
69,302		Mondi PLC	1,698,314	0.1
506,569		National Grid PLC	6,036,134	0.2
824,993		Natwest Group PLC	2,487,237	0.1
18,976		Next PLC	2,087,377	0.1
69,469	(1)	Ocado Group PLC	1,552,482	0.1
107,385		Pearson PLC	1,029,846	0.0
45,541		Persimmon PLC	1,628,772	0.1
92,700		Phoenix Group Holdings PLC	801,411	0.0
372,453		Prudential PLC	7,227,610	0.3
101,733		Reckitt Benckiser Group PLC	7,992,168	0.3
275,527		Relx PLC (GBP Exchange)	7,931,391	0.3
264,667		Rentokil Initial Plc	2,078,377	0.1
160,054		Rio Tinto PLC	10,491,883	0.4
1,194,297	(1)	Rolls-Royce Holdings PLC	2,230,610	0.1
153,137		Sage Group PLC/The	1,458,118	0.1
17,704		Schroders PLC	852,621	0.0
170,073		Segro PLC	2,732,026	0.1
35,602		Severn Trent PLC	1,246,395	0.1
125,191		Smith & Nephew PLC	2,156,770	0.1
56,426		Smiths Group PLC	1,088,051	0.0
10,524		Spirax-Sarco Engineering PLC	2,117,491	0.1
148,747		SSE PLC	3,131,888	0.1
76,816		St. James's Place PLC	1,549,556	0.1
377,862		Standard Chartered PLC	2,208,898	0.1
520,329		Taylor Wimpey PLC	1,085,252	0.0
1,103,537		Tesco PLC	3,758,244	0.2
155,441		Unilever PLC - ULVRL	8,415,323	0.3
217,970		Unilever PLC	11,777,147	0.5
97,325		United Utilities Group PLC	1,266,719	0.1
3,985,270		Vodafone Group PLC	6,064,353	0.3
28,808	(1)	Whitbread PLC	1,280,892	0.1
342,957		WM Morrison Supermarkets PLC	1,360,885	0.1
171,630		WPP PLC	2,299,425	0.1
			309,473,636	12.6

	Total Common Stock
	(Cost $1,659,454,733)		2,375,700,255	97.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
		Germany: 0.6%
8,087		Bayerische Motoren Werke AG	$613,447	0.0
9,898		FUCHS PETROLUB SE	463,428	0.0
25,429		Henkel AG & Co. KGaA	2,352,393	0.1
21,855		Porsche AG	2,161,241	0.1
3,741		Sartorius AG	2,381,545	0.1
26,451		Volkswagen AG	5,895,975	0.3

	Total Preferred Stock
	(Cost $9,303,225)		13,868,029	0.6

RIGHTS: 0.0%
		France: 0.0%
78,475	(1)	Veolia Environnement SA	65,449	0.0

		Germany: 0.0%
42,563	(1)	Deutsche Lufthansa AG	101,070	0.0

	Total Rights
	(Cost $174,593)		166,519	0.0

	Total Long-Term Investments
	(Cost $1,668,932,551)		2,389,734,803	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.6%
		Repurchase Agreements: 5.5%
2,642,902	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $2,642,906, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.034%, Market Value plus accrued interest $2,695,760, due 03/01/22-07/20/71)	2,642,902	0.1
3,688,698	(5)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $3,688,707, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,762,472, due 01/01/25-09/01/51)	3,688,698	0.1
31,873,030	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $31,873,074, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $32,510,491, due 11/01/21-07/20/71)	$31,873,030	1.3
11,732,309	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $11,732,325, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $11,966,956, due 11/15/21-01/20/69)	11,732,309	0.5
13,584,828	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $13,584,858, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $13,856,623, due 10/12/21-08/15/51)	13,584,828	0.6
3,622,789	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,622,794, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,695,245, due 10/07/21-05/01/50)	3,622,789	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,696,643	(5)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $6,696,656, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $6,830,577, due 06/01/22-11/01/56)	$6,696,643	0.3
10,890,182	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $10,890,200, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $11,108,005, due 08/01/23-07/20/71)	10,890,182	0.4
6,188,685	(5)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $6,188,699, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $6,311,435, due 08/15/28-08/15/44)	6,188,685	0.3
20,069,982	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $20,070,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,471,382, due 10/31/21-05/01/58)	20,069,982	0.8
19,428,578	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $19,428,631, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,817,723, due 07/15/23-02/15/48)	19,428,578	0.8
5,225,400	(5)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $5,225,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,329,908, due 11/20/21-09/15/56)	5,225,400	0.2

	Total Repurchase Agreements
	(Cost $135,644,026)		135,644,026	5.5

		Time Deposits: 1.9%
5,230,000	(5)	Barclays Bank PLC, 0.090%, 10/01/2021	5,230,000	0.2
3,750,000	(5)	Canadian Imperial Bank Of Commerce., 0.060%, 10/01/2021	3,750,000	0.2
4,150,000	(5)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.040%, 10/01/2021	4,150,000	0.2
5,510,000	(5)	Credit Agricole CIB, 0.050%, 10/01/2021	5,510,000	0.2
5,290,000	(5)	Landesbank Baden-Wurttemberg, 0.040%, 10/01/2021	5,290,000	0.2
5,550,000	(5)	Mizuho Bank LTD, 0.070%, 10/01/2021	5,550,000	0.2
5,570,000	(5)	Royal Bank of Canada, 0.040%, 10/01/2021	5,570,000	0.2
5,440,000	(5)	Societe Generale, 0.040%, 10/01/2021	5,440,000	0.2
5,670,000	(5)	Svenska Handelsbanken AB, 0.030%, 10/01/2021	5,670,000	0.3

	Total Time Deposits
	(Cost $46,160,000)		46,160,000	1.9

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
	Mutual Funds: 2.2%
42,980,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$42,980,000	1.8
5,426,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	5,426,000	0.2
5,025,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	5,025,000	0.2
	Total Mutual Funds
	(Cost $53,431,000)		53,431,000	2.2

	Total Short-Term Investments
	(Cost $235,235,026)		235,235,026	9.6

	Total Investments in Securities (Cost $1,904,167,577)		$2,624,969,829	107.2
	Liabilities in Excess of Other Assets		(177,106,723)	(7.2)
	Net Assets		$2,447,863,106	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Financials	16.7%
Industrials	15.4
Consumer Discretionary	12.5
Health Care	12.4
Consumer Staples	10.0
Information Technology	9.4
Materials	7.1
Communication Services	4.7
Energy	3.4
Utilities	3.2
Real Estate	2.8
Rights	0.0
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(7.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$167,276,381	$–	$167,276,381
Austria	–	5,155,587	–	5,155,587
Belgium	–	19,607,281	–	19,607,281
China	650,338	2,213,654	–	2,863,992
Denmark	7,709,680	55,102,665	–	62,812,345
Finland	1,261,376	29,265,168	–	30,526,544
France	1,892,845	245,344,928	–	247,237,773
Germany	6,155,753	195,582,605	–	201,738,358
Hong Kong	1,104,219	64,229,920	–	65,334,139
Ireland	3,049,887	14,569,035	–	17,618,922
Israel	5,742,632	9,083,347	–	14,825,979
Italy	–	48,633,734	–	48,633,734
Japan	969,539	577,275,879	–	578,245,418
Luxembourg	2,446,748	707,406	–	3,154,154
Macau	–	2,678,807	–	2,678,807
Netherlands	4,726,974	158,798,969	–	163,525,943
New Zealand	–	7,635,756	–	7,635,756
Norway	2,186,769	13,686,041	–	15,872,810
Poland	–	473,675	–	473,675
Portugal	2,795,975	810,810	–	3,606,785
Singapore	4,070,622	23,634,137	–	27,704,759
Spain	8,392,440	49,534,761	–	57,927,201
Sweden	4,568,455	77,429,464	–	81,997,919
Switzerland	3,446,000	236,322,584	–	239,768,584
United Arab Emirates	–	3,773	–	3,773
United Kingdom	14,179,401	295,294,235	–	309,473,636
Total Common Stock	75,349,653	2,300,350,602	–	2,375,700,255
Preferred Stock	463,428	13,404,601	–	13,868,029
Rights	101,070	65,449	–	166,519
Short-Term Investments	53,431,000	181,804,026	–	235,235,026
Total Investments, at fair value	$129,345,151	$2,495,624,678	$–	$2,624,969,829
Liabilities Table
Other Financial Instruments+
Futures	$(2,027,246)	$–	$–	$(2,027,246)
Total Liabilities	$(2,027,246)	$–	$–	$(2,027,246)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	498	12/17/21	$56,448,300	$(2,027,246)
			$56,448,300	$(2,027,246)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,950,082,613.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$796,103,075
Gross Unrealized Depreciation	(118,645,324)

Net Unrealized Appreciation	$677,457,751